UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-6200
Schwab Investments — Schwab 1000 Index Fund
(Exact name of registrant as specified in charter)
211 Main Street, San Francisco, California 94105
(Address of principal executive offices) (Zip code)
Marie Chandoha
Schwab Investments — Schwab 1000 Index Fund
211 Main St, San Francisco, California 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: October 31
Date of reporting period: July 31, 2011

Item 1. Schedule of Investments.

Schwab Capital Trust
Schwab 1000 Index Fund

Portfolio Holdings as of July 31, 2011 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

		Cost	Value
Holdings by Category		($)	($)

99.8%	Common Stock	2,115,436,263	4,755,206,024

99.8%	Total Investments	2,115,436,263	4,755,206,024
0.1%	Collateral Invested for Securities on Loan	6,359,405	6,359,405
0.1%	Other Assets and Liabilities, Net		1,348,655

100.0%	Net Assets		4,762,914,084

	Number	Value
Security	of Shares	($)

Common Stock 99.8% of net assets

Automobiles & Components 0.9%
Autoliv, Inc.	33,400	2,209,744
BorgWarner, Inc. *	40,398	3,216,489
Dana Holding Corp. *	50,100	835,167
Federal-Mogul Corp. *	3,900	74,763
Ford Motor Co. *	1,329,887	16,237,920
Gentex Corp.	54,072	1,532,401
Harley-Davidson, Inc.	83,592	3,627,057
Johnson Controls, Inc.	239,354	8,844,130
Lear Corp.	36,000	1,764,000
Tenneco, Inc. *	21,200	846,728
Tesla Motors, Inc. (b)*	5,300	149,301
The Goodyear Tire & Rubber Co. *	76,800	1,241,856
TRW Automotive Holdings Corp. *	29,800	1,504,006

		42,083,562

Banks 2.7%
Associated Banc-Corp	65,448	893,365
Bank of Hawaii Corp.	18,832	843,862
BB&T Corp.	246,200	6,322,416
BOK Financial Corp.	8,900	484,694
CapitalSource, Inc.	114,700	740,962
CIT Group, Inc. *	71,100	2,825,514
City National Corp.	16,532	887,438
Comerica, Inc.	62,628	2,005,975
Commerce Bancshares, Inc.	30,026	1,228,364
Cullen/Frost Bankers, Inc.	22,800	1,228,464
East West Bancorp, Inc.	52,500	974,400
Fifth Third Bancorp	282,684	3,575,953
First Citizens BancShares, Inc., Class A	1,350	243,162
First Horizon National Corp.	92,476	831,359
First Niagara Financial Group, Inc.	73,800	904,050
FirstMerit Corp.	32,469	474,372
Fulton Financial Corp.	70,644	717,037
Hudson City Bancorp, Inc.	185,340	1,529,055
Huntington Bancshares, Inc.	306,398	1,852,176
KeyCorp	312,514	2,512,613
M&T Bank Corp.	42,343	3,651,660
New York Community Bancorp, Inc.	149,882	2,027,903
People’s United Financial, Inc.	121,993	1,546,871
PNC Financial Services Group, Inc.	186,634	10,132,360
Popular, Inc. *	363,000	871,200
Regions Financial Corp.	445,806	2,714,959
SunTrust Banks, Inc.	177,493	4,346,804
SVB Financial Group *	14,900	909,198
Synovus Financial Corp.	278,700	510,021
TCF Financial Corp.	48,584	617,988
TFS Financial Corp. *	22,500	212,400
U.S. Bancorp	680,905	17,744,384
Valley National Bancorp	63,869	839,877
Wells Fargo & Co.	1,863,096	52,054,902
Zions Bancorp	63,198	1,384,036

		130,639,794

Capital Goods 8.2%
3M Co.	249,454	21,737,422
Acuity Brands, Inc.	15,300	744,957
Aecom Technology Corp. *	44,100	1,091,034
AGCO Corp. *	31,500	1,493,730
Alliant Techsystems, Inc.	13,438	876,561
AMETEK, Inc.	56,770	2,412,725
Armstrong World Industries, Inc.	5,200	205,400
BE Aerospace, Inc. *	33,400	1,329,320
Carlisle Cos., Inc.	24,036	1,039,076
Caterpillar, Inc.	225,296	22,256,992
Chicago Bridge & Iron Co., N.V., NY Shares	35,200	1,452,000
CLARCOR, Inc.	19,700	867,982
Cooper Industries plc	59,200	3,096,752
Crane Co.	16,384	758,907
Cummins, Inc.	70,192	7,361,737
Danaher Corp.	190,340	9,347,597
Deere & Co.	148,646	11,670,197
Donaldson Co., Inc.	26,200	1,450,956
Dover Corp.	66,337	4,011,398
Eaton Corp.	119,518	5,730,888
Emerson Electric Co.	267,128	13,113,314
Esterline Technologies Corp. *	10,700	817,159
Fastenal Co.	101,800	3,425,570
Flowserve Corp.	19,841	1,971,799
Fluor Corp.	63,458	4,031,487
Foster Wheeler AG *	45,300	1,227,630
Gardner Denver, Inc.	17,100	1,458,459
General Dynamics Corp.	131,944	8,990,664
General Electric Co.	3,729,302	66,791,799
Goodrich Corp.	44,498	4,233,540
Graco, Inc.	19,494	856,371
GrafTech International Ltd. *	47,200	909,072
Harsco Corp.	28,600	783,926
Honeywell International, Inc.	276,899	14,703,337

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Hubbell, Inc., Class B	23,132	1,375,660
IDEX Corp.	31,706	1,315,165
Illinois Tool Works, Inc.	176,004	8,764,999
Ingersoll-Rand plc	115,000	4,303,300
ITT Corp.	65,144	3,474,781
Jacobs Engineering Group, Inc. *	44,056	1,724,352
Joy Global, Inc.	36,708	3,447,615
KBR, Inc.	53,600	1,910,840
Kennametal, Inc.	27,798	1,096,075
L-3 Communications Holdings, Inc.	37,674	2,980,767
Lennox International, Inc.	14,200	525,116
Lincoln Electric Holdings, Inc.	29,000	992,380
Lockheed Martin Corp.	102,164	7,736,880
Masco Corp.	118,736	1,252,665
MSC Industrial Direct Co., Inc., Class A	17,258	1,066,199
Navistar International Corp. *	20,900	1,072,379
Nordson Corp.	24,200	1,234,926
Northrop Grumman Corp.	102,832	6,222,364
Oshkosh Corp. *	35,100	871,182
Owens Corning, Inc. *	31,900	1,135,002
PACCAR, Inc.	129,489	5,543,424
Pall Corp.	40,933	2,029,458
Parker Hannifin Corp.	57,253	4,524,132
Pentair, Inc.	31,900	1,174,239
Precision Castparts Corp.	50,601	8,165,989
Quanta Services, Inc. *	72,100	1,335,292
Raytheon Co.	126,190	5,644,479
Regal-Beloit Corp.	14,400	873,072
Rockwell Automation, Inc.	50,349	3,613,044
Rockwell Collins, Inc.	55,653	3,065,924
Roper Industries, Inc.	32,591	2,660,403
Seaboard Corp.	5	13,075
Sensata Technologies Holding N.V. *	9,100	322,868
Snap-on, Inc.	22,650	1,287,879
Spirit AeroSystems Holdings, Inc., Class A *	41,500	850,335
SPX Corp.	19,314	1,453,185
Stanley Black & Decker, Inc.	57,741	3,797,626
Terex Corp. *	40,782	905,768
Textron, Inc.	97,138	2,246,802
The Babcock & Wilcox Co. *	41,300	1,031,674
The Boeing Co.	260,389	18,349,613
The Shaw Group, Inc. *	27,169	703,134
The Timken Co.	31,094	1,357,875
Thomas & Betts Corp. *	20,529	1,001,405
TransDigm Group, Inc. *	14,800	1,333,036
Trinity Industries, Inc.	28,300	843,057
Triumph Group, Inc.	11,600	624,544
Tyco International Ltd.	165,500	7,329,995
United Technologies Corp.	320,903	26,583,604
URS Corp. *	27,500	1,122,825
Valmont Industries, Inc.	7,600	739,860
W.W. Grainger, Inc.	20,576	3,052,861
WABCO Holdings, Inc. *	22,900	1,443,845
Wabtec Corp.	19,000	1,225,880
WESCO International, Inc. *	15,100	765,419
Woodward, Inc.	21,050	726,225

		392,494,251

Commercial & Professional Supplies 0.7%
Avery Dennison Corp.	38,360	1,210,258
Cintas Corp.	42,910	1,396,720
Clean Harbors, Inc. *	16,200	854,550
Copart, Inc. *	19,037	827,158
Corrections Corp. of America *	38,600	828,356
Covanta Holding Corp.	50,048	864,829
Equifax, Inc.	42,900	1,474,044
IHS, Inc., Class A *	22,800	1,680,132
Iron Mountain, Inc.	68,187	2,156,755
Manpower, Inc.	30,791	1,555,561
Pitney Bowes, Inc.	71,241	1,535,244
R.R. Donnelley & Sons Co.	71,119	1,337,748
Republic Services, Inc.	109,081	3,166,621
Robert Half International, Inc.	51,491	1,409,824
Rollins, Inc.	17,000	324,530
Stericycle, Inc. *	30,398	2,496,284
The Dun & Bradstreet Corp.	17,325	1,256,929
Towers Watson & Co., Class A	16,000	978,400
Verisk Analytics, Inc., Class A *	52,000	1,731,600
Waste Connections, Inc.	37,900	1,221,896
Waste Management, Inc.	168,877	5,317,937

		33,625,376

Consumer Durables & Apparel 1.3%
Coach, Inc.	105,230	6,793,649
Columbia Sportswear Co.	2,900	166,460
D.R. Horton, Inc.	104,997	1,247,364
Deckers Outdoor Corp. *	13,700	1,359,725
Fortune Brands, Inc.	54,128	3,259,047
Fossil, Inc. *	18,800	2,362,596
Garmin Ltd. (b)	36,286	1,184,012
Hanesbrands, Inc. *	37,300	1,138,023
Harman International Industries, Inc.	22,597	940,035
Hasbro, Inc.	48,825	1,931,517
Jarden Corp.	35,000	1,084,650
Leggett & Platt, Inc.	48,944	1,062,085
Lennar Corp., Class A	50,875	899,979
Mattel, Inc.	127,397	3,396,404
Mohawk Industries, Inc. *	22,039	1,146,689
Newell Rubbermaid, Inc.	98,826	1,533,779
NIKE, Inc., Class B	134,128	12,091,639
NVR, Inc. *	1,998	1,358,820
Polaris Industries, Inc.	12,000	1,422,600
Polo Ralph Lauren Corp.	22,495	3,038,400
PulteGroup, Inc. *	125,899	864,926
PVH Corp.	23,600	1,688,580
Tempur-Pedic International, Inc. *	23,900	1,721,039
The Warnaco Group, Inc. *	17,800	948,740
Toll Brothers, Inc. *	54,500	1,087,820
Tupperware Brands Corp.	22,000	1,374,780
Under Armour, Inc., Class A *	12,500	917,625
VF Corp.	30,782	3,595,338
Whirlpool Corp.	26,115	1,807,941

		61,424,262

Consumer Services 2.1%
Apollo Group, Inc., Class A *	46,171	2,346,872
Bally Technologies, Inc. *	19,000	749,170

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Carnival Corp.	152,860	5,090,238
Chipotle Mexican Grill, Inc. *	10,900	3,537,922
Choice Hotels International, Inc.	7,200	219,528
Darden Restaurants, Inc.	49,165	2,497,582
DeVry, Inc.	21,900	1,360,866
Education Management Corp. (b)*	3,100	69,161
H&R Block, Inc.	116,798	1,747,298
Hyatt Hotels Corp., Class A *	24,100	934,839
International Game Technology	104,026	1,933,843
ITT Educational Services, Inc. *	8,501	728,281
Las Vegas Sands Corp. *	112,563	5,310,722
Marriott International, Inc., Class A	99,375	3,229,688
McDonald’s Corp.	367,036	31,741,273
MGM Resorts International *	97,587	1,474,540
Panera Bread Co., Class A *	9,400	1,083,914
Penn National Gaming, Inc. *	27,360	1,147,205
Royal Caribbean Cruises Ltd. *	48,091	1,472,546
Service Corp. International	99,300	1,039,671
Sotheby’s	26,200	1,109,570
Starbucks Corp.	263,027	10,544,752
Starwood Hotels & Resorts Worldwide, Inc.	67,642	3,717,604
Weight Watchers International, Inc.	11,729	905,362
WMS Industries, Inc. *	20,700	570,699
Wyndham Worldwide Corp.	61,517	2,127,873
Wynn Resorts Ltd.	27,042	4,155,815
Yum! Brands, Inc.	166,376	8,787,980

		99,634,814

Diversified Financials 6.2%
Affiliated Managers Group, Inc. *	17,459	1,821,497
American Capital Ltd. *	121,100	1,171,037
American Express Co.	371,777	18,603,721
Ameriprise Financial, Inc.	88,057	4,763,884
Apollo Investment Corp.	68,300	654,314
Ares Capital Corp.	51,200	826,368
Bank of America Corp.	3,579,741	34,759,285
Bank of New York Mellon Corp.	437,396	10,983,014
BlackRock, Inc.	33,965	6,061,394
Capital One Financial Corp.	160,453	7,669,653
CBOE Holdings, Inc.	4,000	92,160
Citigroup, Inc.	1,031,156	39,534,521
CME Group, Inc.	23,576	6,817,943
Discover Financial Services	193,324	4,951,028
E*TRADE Financial Corp. *	70,590	1,120,969
Eaton Vance Corp.	46,084	1,235,973
Federated Investors, Inc., Class B (b)	34,550	738,334
Franklin Resources, Inc.	51,686	6,562,055
Green Dot Corp., Class A *	1,600	51,888
Greenhill & Co., Inc.	6,300	277,452
IntercontinentalExchange, Inc. *	25,989	3,204,444
Invesco Ltd.	167,490	3,714,928
Janus Capital Group, Inc.	65,200	550,288
Jefferies Group, Inc.	46,852	885,971
JPMorgan Chase & Co.	1,387,578	56,127,530
Lazard Ltd., Class A	45,200	1,518,720
Legg Mason, Inc.	54,314	1,597,918
Leucadia National Corp.	67,764	2,281,614
Moody’s Corp.	76,926	2,739,335
Morgan Stanley	528,548	11,760,193
MSCI, Inc., Class A *	40,550	1,439,120
Northern Trust Corp.	85,976	3,860,752
NYSE Euronext	92,600	3,098,396
Raymond James Financial, Inc.	38,749	1,230,668
SEI Investments Co.	50,748	1,003,795
SLM Corp.	165,324	2,577,401
State Street Corp.	178,150	7,387,881
Stifel Financial Corp. *	18,750	711,750
T. Rowe Price Group, Inc.	91,050	5,171,640
TD Ameritrade Holding Corp.	101,631	1,865,945
The Charles Schwab Corp. (a)	351,965	5,254,837
The Goldman Sachs Group, Inc.	181,432	24,487,877
The NASDAQ OMX Group, Inc. *	52,837	1,271,787
Waddell & Reed Financial, Inc., Class A	33,400	1,225,780

		293,665,060

Energy 12.7%
Alpha Natural Resources, Inc. *	80,113	3,421,626
Anadarko Petroleum Corp.	175,948	14,526,267
Apache Corp.	135,700	16,788,804
Arch Coal, Inc.	55,200	1,413,120
Atwood Oceanics, Inc. *	19,900	929,330
Baker Hughes, Inc.	153,106	11,847,342
Berry Petroleum Co., Class A	16,500	946,275
Brigham Exploration Co. *	41,500	1,319,700
Cabot Oil & Gas Corp.	34,874	2,583,466
Cameron International Corp. *	86,100	4,816,434
CARBO Ceramics, Inc.	6,700	1,045,669
Chesapeake Energy Corp.	232,097	7,972,532
Chevron Corp.	714,337	74,305,335
Cimarex Energy Co.	30,115	2,653,734
Cobalt International Energy, Inc. *	35,400	436,128
Complete Production Services, Inc. *	24,600	956,448
Concho Resources, Inc. *	35,500	3,322,090
ConocoPhillips	505,066	36,359,701
CONSOL Energy, Inc.	80,198	4,298,613
Continental Resources, Inc. *	16,300	1,118,017
Core Laboratories N.V.	15,900	1,728,012
Denbury Resources, Inc. *	144,708	2,795,759
Devon Energy Corp.	153,282	12,063,293
Diamond Offshore Drilling, Inc.	24,929	1,690,934
Dresser-Rand Group, Inc. *	27,100	1,447,682
Dril-Quip, Inc. *	12,200	860,222
El Paso Corp.	257,781	5,297,400
Energen Corp.	23,796	1,399,443
EOG Resources, Inc.	90,152	9,195,504
EQT Corp.	51,900	3,294,612
EXCO Resources, Inc.	59,700	949,827
Exxon Mobil Corp.	1,740,663	138,887,501
FMC Technologies, Inc. *	84,968	3,874,541
Forest Oil Corp. *	37,815	983,190
Halliburton Co.	322,888	17,671,660
Helmerich & Payne, Inc.	37,292	2,575,013
Hess Corp.	106,523	7,303,217
HollyFrontier Corp.	15,700	1,183,623
Marathon Oil Corp.	251,996	7,804,316
McDermott International, Inc. *	78,212	1,577,536
McMoRan Exploration Co. *	37,900	638,236
Murphy Oil Corp.	68,244	4,382,630
Nabors Industries Ltd. *	101,188	2,672,375

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
National Oilwell Varco, Inc.	148,926	11,998,968
Newfield Exploration Co. *	47,566	3,206,900
Noble Corp.	90,800	3,347,796
Noble Energy, Inc.	62,161	6,196,208
Oasis Petroleum, Inc. *	10,600	313,124
Occidental Petroleum Corp.	288,416	28,316,683
Oceaneering International, Inc.	36,800	1,589,760
Oil States International, Inc. *	19,500	1,573,650
Patriot Coal Corp. *	28,400	537,044
Patterson-UTI Energy, Inc.	49,921	1,623,930
Peabody Energy Corp.	95,721	5,501,086
Petrohawk Energy Corp. *	111,400	4,254,366
Pioneer Natural Resources Co.	41,211	3,832,211
Plains Exploration & Production Co. *	49,757	1,941,021
QEP Resources, Inc.	62,300	2,730,609
Quicksilver Resources, Inc. *	41,690	589,913
Range Resources Corp.	56,828	3,702,912
Rowan Cos., Inc. *	44,283	1,734,565
RPC, Inc.	10,300	243,286
SandRidge Energy, Inc. *	128,234	1,477,256
Schlumberger Ltd.	484,247	43,761,401
SEACOR Holdings, Inc.	7,500	752,700
SM Energy Co.	20,613	1,553,190
Southern Union Co.	40,962	1,761,366
Southwestern Energy Co. *	123,088	5,484,801
Spectra Energy Corp.	230,121	6,217,869
Sunoco, Inc.	45,800	1,861,770
Superior Energy Services, Inc. *	30,700	1,273,743
Teekay Corp.	25,868	717,837
Tesoro Corp. *	50,812	1,234,223
The Williams Cos., Inc.	207,521	6,578,416
Tidewater, Inc.	20,268	1,101,363
Transocean Ltd.	113,200	6,968,592
Ultra Petroleum Corp. *	56,612	2,650,574
Unit Corp. *	14,100	846,141
Valero Energy Corp.	201,020	5,049,622
Weatherford International Ltd. *	263,000	5,764,960
Whiting Petroleum Corp. *	39,800	2,332,280
World Fuel Services Corp.	24,500	921,935

		602,881,228

Food & Staples Retailing 2.0%
BJ’s Wholesale Club, Inc. *	21,800	1,097,630
Costco Wholesale Corp.	153,459	12,008,167
CVS Caremark Corp.	478,311	17,386,605
Safeway, Inc.	131,897	2,660,362
Sysco Corp.	207,630	6,351,402
The Kroger Co.	218,313	5,429,444
Wal-Mart Stores, Inc.	670,627	35,348,749
Walgreen Co.	323,769	12,639,942
Whole Foods Market, Inc.	51,616	3,442,787

		96,365,088

Food, Beverage & Tobacco 5.6%
Altria Group, Inc.	741,105	19,491,062
Archer-Daniels-Midland Co.	226,805	6,890,336
Brown-Forman Corp., Class B	36,820	2,708,479
Bunge Ltd.	51,592	3,550,046
Campbell Soup Co.	67,458	2,229,487
Coca-Cola Enterprises, Inc.	117,072	3,290,894
ConAgra Foods, Inc.	148,297	3,797,886
Constellation Brands, Inc., Class A *	63,332	1,291,339
Corn Products International, Inc.	29,300	1,491,077
Dr Pepper Snapple Group, Inc.	80,620	3,044,211
Flowers Foods, Inc.	40,350	884,472
General Mills, Inc.	227,300	8,489,655
Green Mountain Coffee Roasters, Inc. *	41,100	4,272,345
H.J. Heinz Co.	113,878	5,994,538
Hansen Natural Corp. *	24,100	1,846,542
Hormel Foods Corp.	49,494	1,433,841
Kellogg Co.	90,231	5,033,085
Kraft Foods, Inc., Class A	618,964	21,279,982
Lorillard, Inc.	51,700	5,491,574
McCormick & Co., Inc. - Non Voting Shares	44,954	2,187,012
Mead Johnson Nutrition Co.	72,600	5,181,462
Molson Coors Brewing Co., Class B	56,172	2,530,549
PepsiCo, Inc.	554,285	35,496,411
Philip Morris International, Inc.	625,065	44,485,876
Ralcorp Holdings, Inc. *	19,100	1,652,150
Reynolds American, Inc.	120,068	4,226,394
Sara Lee Corp.	213,572	4,081,361
Smithfield Foods, Inc. *	58,935	1,297,749
The Coca-Cola Co.	805,074	54,753,083
The Hershey Co.	54,764	3,090,880
The JM Smucker Co.	42,401	3,303,886
Tyson Foods, Inc., Class A	102,359	1,797,424

		266,595,088

Health Care Equipment & Services 4.2%
Aetna, Inc.	132,677	5,504,769
Alere, Inc. *	32,600	961,374
Allscripts Healthcare Solutions, Inc. *	66,400	1,205,160
AMERIGROUP Corp. *	17,600	968,000
AmerisourceBergen Corp.	98,120	3,758,977
Baxter International, Inc.	201,025	11,693,624
Becton, Dickinson & Co.	77,265	6,460,127
Boston Scientific Corp. *	539,607	3,863,586
Brookdale Senior Living, Inc. *	30,700	656,673
C.R. Bard, Inc.	31,200	3,078,816
Cardinal Health, Inc.	123,910	5,422,302
CareFusion Corp. *	79,100	2,087,449
Cerner Corp. *	50,052	3,327,957
CIGNA Corp.	96,154	4,785,585
Community Health Systems, Inc. *	29,606	765,019
Coventry Health Care, Inc. *	49,962	1,598,784
Covidien plc	175,100	8,893,329
DaVita, Inc. *	34,525	2,884,218
DENTSPLY International, Inc.	50,200	1,902,078
Edwards Lifesciences Corp. *	40,392	2,881,969
Express Scripts, Inc. *	187,124	10,153,348
Gen-Probe, Inc. *	15,470	936,709
Health Management Associates, Inc., Class A *	89,000	845,500
Health Net, Inc. *	32,300	908,276
HEALTHSOUTH Corp. *	33,200	810,080
Henry Schein, Inc. *	32,219	2,141,275
Hill-Rom Holdings, Inc.	22,400	835,296

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Hologic, Inc. *	95,870	1,780,306
Humana, Inc.	59,791	4,459,213
IDEXX Laboratories, Inc. *	19,698	1,633,752
Intuitive Surgical, Inc. *	14,115	5,653,763
Kinetic Concepts, Inc. *	21,492	1,438,674
Laboratory Corp. of America Holdings *	36,122	3,278,433
Lincare Holdings, Inc.	31,075	795,209
McKesson Corp.	89,847	7,288,389
Medco Health Solutions, Inc. *	142,286	8,946,944
MEDNAX, Inc. *	18,254	1,244,193
Medtronic, Inc.	377,768	13,618,536
Omnicare, Inc.	37,433	1,141,707
Patterson Cos., Inc.	35,800	1,104,072
Quality Systems, Inc.	6,800	621,248
Quest Diagnostics, Inc.	50,247	2,713,840
ResMed, Inc. *	51,216	1,551,333
Sirona Dental Systems, Inc. *	14,500	733,410
St. Jude Medical, Inc.	118,055	5,489,557
STERIS Corp.	23,000	804,770
Stryker Corp.	117,854	6,404,186
Teleflex, Inc.	15,546	936,336
Tenet Healthcare Corp. *	169,700	943,532
The Cooper Cos., Inc.	17,700	1,353,873
UnitedHealth Group, Inc.	378,892	18,804,410
Universal Health Services, Inc., Class B	33,374	1,656,685
Varian Medical Systems, Inc. *	42,271	2,652,928
WellPoint, Inc.	130,523	8,816,829
Zimmer Holdings, Inc. *	66,912	4,016,058

		199,212,466

Household & Personal Products 2.1%
Avon Products, Inc.	149,836	3,930,198
Church & Dwight Co., Inc.	53,994	2,178,118
Colgate-Palmolive Co.	171,327	14,456,572
Energizer Holdings, Inc. *	24,000	1,935,360
Herbalife Ltd.	42,018	2,341,243
Kimberly-Clark Corp.	141,004	9,216,022
The Clorox Co.	47,525	3,402,315
The Estee Lauder Cos., Inc., Class A	40,334	4,231,440
The Procter & Gamble Co.	981,719	60,365,901

		102,057,169

Insurance 3.8%
ACE Ltd.	120,500	8,071,090
Aflac, Inc.	167,313	7,706,437
Alleghany Corp. *	2,486	818,913
Allied World Assurance Co. Holdings Ltd.	17,100	931,095
Alterra Capital Holdings Ltd.	36,000	784,440
American Financial Group, Inc.	31,005	1,053,550
American International Group, Inc. *	100,976	2,898,011
American National Insurance Co.	1,837	137,665
Aon Corp.	117,103	5,634,996
Arch Capital Group Ltd. *	37,200	1,257,360
Arthur J. Gallagher & Co.	39,920	1,122,550
Aspen Insurance Holdings Ltd.	24,600	637,140
Assurant, Inc.	37,792	1,346,151
Assured Guaranty Ltd.	45,300	640,995
Axis Capital Holdings Ltd.	42,262	1,346,890
Berkshire Hathaway, Inc., Class B *	611,212	45,333,594
Brown & Brown, Inc.	46,176	1,007,099
Cincinnati Financial Corp.	56,317	1,539,144
CNA Financial Corp.	7,350	202,419
Endurance Specialty Holdings Ltd.	14,553	592,889
Erie Indemnity Co., Class A	9,485	699,045
Everest Re Group Ltd.	19,420	1,594,770
Fidelity National Financial, Inc., Class A	78,569	1,280,675
Genworth Financial, Inc., Class A *	173,739	1,445,509
Hanover Insurance Group, Inc.	14,500	525,045
HCC Insurance Holdings, Inc.	44,057	1,327,437
Lincoln National Corp.	109,759	2,908,614
Loews Corp.	112,258	4,475,726
Markel Corp. *	3,431	1,373,841
Marsh & McLennan Cos., Inc.	192,920	5,689,211
MBIA, Inc. (b)*	55,300	508,760
Mercury General Corp.	10,335	383,842
MetLife, Inc.	365,944	15,080,552
Old Republic International Corp.	93,909	980,410
PartnerRe Ltd.	26,409	1,764,649
Principal Financial Group, Inc.	113,709	3,141,780
Protective Life Corp.	30,400	646,304
Prudential Financial, Inc.	172,297	10,110,388
Reinsurance Group of America, Inc.	25,110	1,461,653
RenaissanceRe Holdings Ltd.	19,507	1,357,492
StanCorp Financial Group, Inc.	19,242	639,989
The Allstate Corp.	190,998	5,294,465
The Chubb Corp.	105,012	6,561,150
The Hartford Financial Services Group, Inc.	157,795	3,695,559
The Progressive Corp.	235,542	4,635,467
The Travelers Cos., Inc.	149,347	8,233,500
Torchmark Corp.	42,565	1,719,200
Transatlantic Holdings, Inc.	22,345	1,144,287
Unum Group	112,614	2,746,655
Validus Holdings Ltd.	36,609	973,433
W. R. Berkley Corp.	42,225	1,300,108
White Mountains Insurance Group Ltd.	2,613	1,101,092
XL Group plc	114,767	2,355,019

		180,218,055

Materials 4.2%
Air Products & Chemicals, Inc.	76,078	6,750,401
Airgas, Inc.	26,551	1,824,054
Albemarle Corp.	32,500	2,163,850
Alcoa, Inc.	366,920	5,404,732
Allegheny Technologies, Inc.	34,952	2,033,857
Allied Nevada Gold Corp. *	27,500	1,047,750
AptarGroup, Inc.	21,500	1,097,575
Ashland, Inc.	29,400	1,800,456
Ball Corp.	62,776	2,435,709
Bemis Co., Inc.	35,049	1,107,548
Cabot Corp.	25,616	1,001,586
Celanese Corp., Series A	55,443	3,056,573
CF Industries Holdings, Inc.	25,212	3,915,928
Cliffs Natural Resources, Inc.	48,100	4,320,342
Compass Minerals International, Inc.	13,000	1,023,620
Crown Holdings, Inc. *	55,776	2,142,356

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Cytec Industries, Inc.	19,100	1,069,600
Domtar Corp.	13,400	1,071,330
E.I. du Pont de Nemours & Co.	324,017	16,660,954
Eastman Chemical Co.	25,491	2,462,176
Ecolab, Inc.	82,368	4,118,400
FMC Corp.	25,152	2,202,561
Freeport-McMoRan Copper & Gold, Inc.	332,530	17,610,789
Greif, Inc., Class A	9,600	586,080
Hecla Mining Co. *	98,700	766,899
Huntsman Corp.	61,100	1,167,010
International Flavors & Fragrances, Inc.	26,808	1,639,845
International Paper Co.	155,307	4,612,618
Intrepid Potash, Inc. *	15,750	523,688
LyondellBasell Industries N.V., Class A	96,400	3,803,944
Martin Marietta Materials, Inc.	16,849	1,274,121
MeadWestvaco Corp.	58,683	1,827,389
Molycorp, Inc. *	10,200	649,026
Monsanto Co.	190,434	13,993,090
Nalco Holding Co.	46,243	1,634,690
Newmont Mining Corp.	175,028	9,733,307
Nucor Corp.	112,076	4,358,636
Owens-Illinois, Inc. *	57,977	1,343,327
Packaging Corp. of America	40,330	1,075,601
PPG Industries, Inc.	57,906	4,875,685
Praxair, Inc.	108,728	11,268,570
Reliance Steel & Aluminum Co.	25,122	1,180,985
Rock-Tenn Co., Class A	25,085	1,541,724
Rockwood Holdings, Inc. *	18,800	1,136,836
Royal Gold, Inc.	19,100	1,224,310
RPM International, Inc.	50,600	1,066,648
Sealed Air Corp.	53,302	1,147,592
Sigma-Aldrich Corp.	43,008	2,885,837
Silgan Holdings, Inc.	17,800	690,284
Solutia, Inc. *	43,200	926,208
Sonoco Products Co.	39,170	1,255,398
Steel Dynamics, Inc.	71,300	1,113,706
Stillwater Mining Co. *	14,200	217,260
Temple-Inland, Inc.	41,900	1,257,838
The Dow Chemical Co.	411,956	14,364,906
The Lubrizol Corp.	23,260	3,130,796
The Mosaic Co.	56,995	4,030,686
The Scotts Miracle-Gro Co., Class A	17,668	891,527
The Sherwin-Williams Co.	31,790	2,453,234
The Valspar Corp.	33,146	1,089,509
Titanium Metals Corp.	31,985	569,013
United States Steel Corp.	50,968	2,038,210
Vulcan Materials Co.	46,525	1,595,342
W.R. Grace & Co. *	25,800	1,301,352
Walter Energy, Inc.	18,800	2,304,316
Westlake Chemical Corp.	4,900	253,575

		201,122,765

Media 3.2%
Cablevision Systems Corp., Class A	85,210	2,075,716
CBS Corp., Class B - Non Voting Shares	236,605	6,475,879
Charter Communications, Inc., Class A *	40,700	2,197,800
Clear Channel Outdoor Holdings, Inc., Class A *	4,900	57,575
Comcast Corp., Class A	975,923	23,441,670
DIRECTV, Class A *	268,625	13,613,915
Discovery Communications, Inc., Class A *	100,900	4,015,820
DISH Network Corp., Class A *	70,772	2,096,974
DreamWorks Animation SKG, Inc., Class A *	29,600	647,056
Gannett Co., Inc.	92,554	1,180,989
John Wiley & Sons, Inc., Class A	16,480	824,989
Lamar Advertising Co., Class A *	20,370	518,620
Liberty Global, Inc., Series A *	86,066	3,597,559
Liberty Media Corp - Capital, Series A *	30,000	2,394,300
Liberty Media-Starz, Series A *	20,024	1,537,042
Morningstar, Inc.	8,150	508,234
News Corp., Class A	810,628	12,986,261
Omnicom Group, Inc.	98,188	4,606,981
Scripps Networks Interactive, Class A	29,900	1,385,566
Sirius XM Radio, Inc. *	1,363,700	2,877,407
The Interpublic Group of Cos., Inc.	173,464	1,701,682
The McGraw-Hill Cos., Inc.	108,936	4,531,738
The Walt Disney Co.	663,160	25,611,239
The Washington Post Co., Class B	1,926	774,830
Time Warner Cable, Inc.	119,136	8,733,860
Time Warner, Inc.	378,380	13,303,841
Viacom Inc., Class B	206,746	10,010,641

		151,708,184

Pharmaceuticals, Biotechnology & Life Sciences 7.1%
Abbott Laboratories	548,746	28,161,645
Agilent Technologies, Inc. *	122,931	5,182,771
Alexion Pharmaceuticals, Inc. *	63,000	3,578,400
Allergan, Inc.	109,162	8,875,962
Amgen, Inc. *	328,460	17,966,762
Amylin Pharmaceuticals, Inc. *	48,847	581,768
Bio-Rad Laboratories, Inc., Class A *	6,900	752,100
Biogen Idec, Inc. *	84,555	8,613,618
BioMarin Pharmaceuticals, Inc. *	39,500	1,233,585
Bristol-Myers Squibb Co.	602,539	17,268,768
Bruker Corp. *	18,000	309,960
Celgene Corp. *	163,620	9,702,666
Cephalon, Inc. *	25,200	2,014,488
Charles River Laboratories International, Inc. *	19,515	771,818
Covance, Inc. *	21,800	1,248,050
Dendreon Corp. *	52,200	1,926,180
Eli Lilly & Co.	360,171	13,794,549
Endo Pharmaceuticals Holdings, Inc. *	41,028	1,528,293
Forest Laboratories, Inc. *	101,346	3,755,883
Gilead Sciences, Inc. *	278,372	11,791,838
Hospira, Inc. *	59,240	3,028,349
Human Genome Sciences, Inc. *	70,700	1,485,407
Illumina, Inc. *	44,100	2,754,045
InterMune, Inc. *	16,100	537,418
Johnson & Johnson	963,987	62,456,718
Life Technologies Corp. *	65,506	2,949,735
Merck & Co., Inc.	1,083,718	36,987,295

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Mettler-Toledo International, Inc. *	11,400	1,764,834
Mylan, Inc. *	154,500	3,519,510
Onyx Pharmaceuticals, Inc. *	22,300	735,454
PerkinElmer, Inc.	45,800	1,120,268
Perrigo Co.	28,200	2,546,742
Pfizer, Inc.	2,777,751	53,443,929
Pharmaceutical Product Development, Inc.	39,546	1,140,111
Regeneron Pharmaceuticals, Inc. *	25,800	1,368,948
Salix Pharmaceuticals Ltd. *	21,800	845,404
Techne Corp.	14,163	1,073,414
Thermo Fisher Scientific, Inc. *	135,298	8,130,057
United Therapeutics Corp. *	17,800	1,021,364
Vertex Pharmaceuticals, Inc. *	69,312	3,594,520
Warner Chilcott plc, Class A	63,600	1,336,872
Waters Corp. *	32,400	2,847,636
Watson Pharmaceuticals, Inc. *	44,600	2,993,998

		336,741,132

Real Estate 2.5%
Alexander’s, Inc.	700	280,700
Alexandria Real Estate Equities, Inc.	20,300	1,664,600
American Campus Communities, Inc.	23,700	882,114
Apartment Investment & Management Co., Class A	41,518	1,133,441
AvalonBay Communities, Inc.	29,849	4,005,437
BioMed Realty Trust, Inc.	46,400	910,368
Boston Properties, Inc.	49,605	5,325,593
BRE Properties, Inc.	23,424	1,229,292
Camden Property Trust	26,264	1,761,526
CB Richard Ellis Group, Inc., Class A *	105,737	2,305,067
CBL & Associates Properties, Inc.	49,000	870,240
Corporate Office Properties Trust	22,800	708,396
Developers Diversified Realty Corp.	67,800	990,558
Digital Realty Trust, Inc.	30,000	1,836,300
Douglas Emmett, Inc.	47,600	952,000
Duke Realty Corp.	87,837	1,233,231
Entertainment Properties Trust	16,500	767,085
Equity Residential	100,972	6,242,089
Essex Property Trust, Inc.	10,517	1,476,166
Federal Realty Investment Trust	21,196	1,851,259
Forest City Enterprises, Inc., Class A *	44,600	803,246
General Growth Properties, Inc.	242,800	4,081,468
HCP, Inc.	129,280	4,748,454
Health Care REIT, Inc.	51,521	2,719,278
Highwoods Properties, Inc.	28,000	964,040
Hospitality Properties Trust	48,381	1,221,620
Host Hotels & Resorts, Inc.	233,639	3,703,178
Jones Lang LaSalle, Inc.	16,400	1,395,968
Kimco Realty Corp.	144,131	2,742,813
Liberty Property Trust	37,204	1,263,448
Mack-Cali Realty Corp.	30,847	1,026,280
Mid-America Apartment Communities, Inc.	12,100	856,559
National Retail Properties, Inc.	32,300	810,407
OMEGA Healthcare Investors, Inc.	33,400	655,976
Piedmont Office Realty Trust, Inc., Class A	47,200	969,960
Plum Creek Timber Co., Inc.	57,398	2,193,752
ProLogis, Inc.	149,880	5,340,224
Public Storage	49,609	5,934,725
Rayonier, Inc.	27,023	1,741,632
Realty Income Corp.	40,900	1,327,614
Regency Centers Corp.	26,482	1,189,571
Senior Housing Properties Trust	49,900	1,194,606
Simon Property Group, Inc.	103,950	12,527,015
SL Green Realty Corp.	28,951	2,374,561
Taubman Centers, Inc.	19,400	1,162,060
The Macerich Co.	46,145	2,451,684
The St. Joe Co. (b)*	34,800	616,308
UDR, Inc.	59,862	1,574,969
Ventas, Inc.	90,329	4,889,509
Vornado Realty Trust	57,634	5,391,661
Weingarten Realty Investors	40,802	1,049,427
Weyerhaeuser Co.	190,250	3,803,098

		119,150,573

Retailing 3.8%
Abercrombie & Fitch Co., Class A	30,019	2,194,989
Advance Auto Parts, Inc.	28,922	1,589,842
Aeropostale, Inc. *	25,800	434,730
Amazon.com, Inc. *	124,841	27,779,619
American Eagle Outfitters, Inc.	65,985	867,043
Ascena Retail Group, Inc. *	24,600	795,072
AutoNation, Inc. (b)*	20,066	754,682
AutoZone, Inc. *	8,933	2,549,925
Bed Bath & Beyond, Inc. *	88,220	5,159,988
Best Buy Co., Inc.	117,226	3,235,438
Big Lots, Inc. *	24,800	863,784
CarMax, Inc. *	79,500	2,541,615
Dick’s Sporting Goods, Inc. *	35,000	1,295,000
Dillard’s, Inc., Class A	13,400	753,884
Dollar General Corp. *	24,200	761,332
Dollar Tree, Inc. *	44,412	2,941,407
Expedia, Inc.	71,809	2,275,627
Family Dollar Stores, Inc.	43,260	2,297,539
Foot Locker, Inc.	52,609	1,143,194
GameStop Corp., Class A *	53,300	1,256,814
Genuine Parts Co.	55,930	2,973,239
Guess?, Inc.	22,800	869,136
J.C. Penney Co., Inc.	77,522	2,384,577
Kohl’s Corp.	100,065	5,474,556
Liberty Media Corp. - Interactive, Class A *	211,008	3,462,641
Limited Brands, Inc.	90,123	3,412,057
LKQ Corp. *	55,400	1,361,178
Lowe’s Cos., Inc.	460,936	9,946,999
Macy’s, Inc.	150,276	4,338,468
Netflix, Inc. *	15,200	4,043,048
Nordstrom, Inc.	59,000	2,959,440
O’Reilly Automotive, Inc. *	49,566	2,949,177
PetSmart, Inc.	41,695	1,793,719
Priceline.com, Inc. *	17,200	9,247,580
Ross Stores, Inc.	42,756	3,239,622
Sally Beauty Holdings, Inc. *	34,400	591,680
Sears Holdings Corp. (b)*	15,594	1,086,434
Signet Jewelers Ltd. *	33,400	1,430,856
Staples, Inc.	256,670	4,122,120
Target Corp.	243,562	12,541,007

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
The Gap, Inc.	142,055	2,740,241
The Home Depot, Inc.	558,735	19,516,614
The TJX Cos., Inc.	136,795	7,564,763
Tiffany & Co.	44,673	3,555,524
Tractor Supply Co.	25,500	1,680,960
Ulta Salon, Cosmetics & Fragrance, Inc. *	11,900	750,057
Urban Outfitters, Inc. *	43,696	1,421,868
Williams-Sonoma, Inc.	37,500	1,388,250

		178,337,335

Semiconductors & Semiconductor Equipment 2.5%
Advanced Micro Devices, Inc. *	189,931	1,394,094
Altera Corp.	109,369	4,471,005
Analog Devices, Inc.	105,974	3,645,506
Applied Materials, Inc.	474,289	5,843,240
Atmel Corp. *	160,100	1,937,210
Broadcom Corp., Class A *	161,625	5,991,439
Cree, Inc. *	40,600	1,334,116
Cypress Semiconductor Corp. *	58,900	1,212,162
Fairchild Semiconductor International, Inc. *	44,000	660,440
First Solar, Inc. (b)*	19,200	2,270,016
Intel Corp.	1,924,980	42,984,803
International Rectifier Corp. *	24,600	631,974
KLA-Tencor Corp.	59,338	2,362,839
Lam Research Corp. *	43,700	1,786,456
Linear Technology Corp.	79,966	2,343,004
LSI Corp. *	218,798	1,610,353
Marvell Technology Group Ltd. *	202,562	3,001,969
Maxim Integrated Products, Inc.	105,400	2,419,984
MEMC Electronic Materials, Inc. *	85,177	632,013
Microchip Technology, Inc.	65,366	2,206,103
Micron Technology, Inc. *	304,100	2,241,217
National Semiconductor Corp.	91,458	2,260,842
Netlogic Microsystems, Inc. *	17,800	614,990
Novellus Systems, Inc. *	31,295	971,397
NVIDIA Corp. *	206,199	2,851,732
ON Semiconductor Corp. *	129,000	1,121,010
PMC-Sierra, Inc. *	89,200	623,508
Rambus, Inc. *	29,664	411,736
RF Micro Devices, Inc. *	97,600	658,800
Silicon Laboratories, Inc. *	12,536	443,900
Skyworks Solutions, Inc. *	68,300	1,728,673
Teradyne, Inc. *	68,500	924,065
Texas Instruments, Inc.	416,775	12,399,056
TriQuint Semiconductor, Inc. *	39,500	297,040
Varian Semiconductor Equipment Associates, Inc. *	23,400	1,421,316
Xilinx, Inc.	92,005	2,953,360

		120,661,368

Software & Services 8.9%
Accenture plc, Class A	225,000	13,306,500
Activision Blizzard, Inc.	184,038	2,179,010
Adobe Systems, Inc. *	180,613	5,006,592
Akamai Technologies, Inc. *	67,109	1,625,380
Alliance Data Systems Corp. *	17,071	1,678,762
Amdocs Ltd. *	70,800	2,232,324
ANSYS, Inc. *	30,200	1,528,120
AOL, Inc. *	42,200	724,996
Ariba, Inc. *	27,900	922,653
Autodesk, Inc. *	80,672	2,775,117
Automatic Data Processing, Inc.	175,051	9,013,376
BMC Software, Inc. *	63,112	2,727,701
Broadridge Financial Solutions, Inc.	43,100	993,886
CA, Inc.	136,181	3,036,836
Cadence Design Systems, Inc. *	105,387	1,088,648
Citrix Systems, Inc. *	66,700	4,805,068
Cognizant Technology Solutions Corp., Class A *	107,766	7,529,610
Computer Sciences Corp.	54,831	1,934,438
Compuware Corp. *	77,764	751,200
Concur Technologies, Inc. *	16,750	761,120
CoreLogic, Inc. *	40,060	632,147
DST Systems, Inc.	12,680	649,089
eBay, Inc. *	407,270	13,338,093
Electronic Arts, Inc. *	113,981	2,536,077
Equinix, Inc. *	15,300	1,598,391
FactSet Research Systems, Inc.	16,500	1,519,485
Fidelity National Information Services, Inc.	97,608	2,930,192
Fiserv, Inc. *	52,789	3,186,344
Fortinet, Inc. *	29,800	605,536
Gartner, Inc. *	25,900	955,969
Genpact Ltd. *	19,650	324,225
Global Payments, Inc.	26,838	1,272,390
Google, Inc., Class A *	88,511	53,433,206
IAC/InterActiveCorp *	34,430	1,425,058
Informatica Corp. *	35,100	1,794,663
International Business Machines Corp.	426,340	77,529,929
Intuit, Inc. *	99,244	4,634,695
Jack Henry & Associates, Inc.	34,000	984,300
Lender Processing Services, Inc.	30,000	564,900
MasterCard, Inc., Class A	33,600	10,189,200
MICROS Systems, Inc. *	26,000	1,273,220
Microsoft Corp.	2,611,538	71,556,141
Monster Worldwide, Inc. *	46,200	542,388
Nuance Communications, Inc. *	77,800	1,556,778
Oracle Corp.	1,374,010	42,017,226
Parametric Technology Corp. *	46,200	960,498
Paychex, Inc.	114,228	3,224,656
Quest Software, Inc. *	14,900	282,802
Rackspace Hosting, Inc. *	34,500	1,380,000
Red Hat, Inc. *	67,683	2,848,101
Rovi Corp. *	36,500	1,933,405
SAIC, Inc. *	101,800	1,631,854
Salesforce.com, Inc. *	41,221	5,965,091
Solera Holdings, Inc.	22,700	1,268,476
SuccessFactors, Inc. *	27,000	729,000
Symantec Corp. *	267,789	5,104,058
Synopsys, Inc. *	57,100	1,368,687
Syntel, Inc.	3,300	181,401
Teradata Corp. *	58,744	3,228,570
TIBCO Software, Inc. *	55,500	1,445,220
Total System Services, Inc.	57,900	1,077,519
VeriFone Systems, Inc. *	30,500	1,200,785
VeriSign, Inc.	61,005	1,903,966
Visa, Inc., Class A	170,300	14,567,462
VMware, Inc., Class A *	28,200	2,829,588
WebMD Health Corp. *	17,324	610,671

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Western Union Co.	225,140	4,369,967
Yahoo!, Inc. *	462,679	6,061,095

		425,843,851

Technology Hardware & Equipment 6.8%
Acme Packet, Inc. *	17,100	1,007,532
ADTRAN, Inc.	22,400	741,216
Amphenol Corp., Class A	62,020	3,032,158
Anixter International, Inc.	10,000	624,200
Apple, Inc. *	325,614	127,145,755
Arrow Electronics, Inc. *	40,500	1,407,375
Aruba Networks, Inc. *	25,600	587,520
Avnet, Inc. *	52,846	1,548,388
AVX Corp.	11,950	166,344
Brocade Communications Systems, Inc. *	168,000	920,640
Ciena Corp. *	33,200	513,272
Cisco Systems, Inc.	1,967,415	31,419,617
Corning, Inc.	554,763	8,826,279
Dell, Inc. *	596,049	9,679,836
Dolby Laboratories, Inc., Class A *	20,600	872,616
EchoStar Corp., Class A *	10,054	336,407
EMC Corp. *	731,324	19,072,930
F5 Networks, Inc. *	29,200	2,729,616
Finisar Corp. *	28,900	492,456
FLIR Systems, Inc.	59,500	1,633,870
Harris Corp.	45,496	1,813,925
Hewlett-Packard Co.	738,468	25,964,535
Ingram Micro, Inc., Class A *	53,851	998,936
InterDigital, Inc.	15,600	1,064,700
Itron, Inc. *	13,200	568,128
Jabil Circuit, Inc.	69,600	1,274,376
JDS Uniphase Corp. *	73,200	962,580
Juniper Networks, Inc. *	185,694	4,343,383
Lexmark International, Inc., Class A *	30,659	1,029,222
Loral Space & Communications, Inc. *	2,600	169,728
Molex, Inc.	53,121	1,247,281
Motorola Mobility Holdings, Inc. *	102,736	2,299,232
Motorola Solutions, Inc. *	117,412	5,270,625
National Instruments Corp.	31,200	806,208
NCR Corp. *	62,444	1,245,758
NetApp, Inc. *	128,300	6,096,816
Polycom, Inc. *	55,200	1,492,056
QUALCOMM, Inc.	574,178	31,453,471
Riverbed Technology, Inc. *	52,200	1,494,486
SanDisk Corp. *	83,258	3,540,963
Seagate Technology plc	167,737	2,329,867
TE Connectivity Ltd.	158,700	5,464,041
Tech Data Corp. *	14,800	690,716
Tellabs, Inc.	130,975	542,236
Trimble Navigation Ltd. *	42,000	1,494,360
Vishay Intertechnology, Inc. *	58,500	805,545
Western Digital Corp. *	81,212	2,798,565
Xerox Corp.	484,545	4,520,805
Zebra Technologies Corp., Class A *	20,025	801,000

		325,341,571

Telecommunication Services 2.8%
American Tower Corp., Class A *	141,689	7,442,923
AT&T, Inc.	2,089,577	61,141,023
CenturyLink, Inc.	210,611	7,815,774
Clearwire Corp., Class A (b)*	113,050	245,319
Crown Castle International Corp. *	70,227	3,047,852
Frontier Communications Corp.	352,806	2,642,517
MetroPCS Communications, Inc. *	93,100	1,515,668
NII Holdings, Inc. *	59,441	2,517,326
SBA Communications Corp., Class A *	39,900	1,522,983
Sprint Nextel Corp. *	1,060,257	4,484,887
Telephone & Data Systems, Inc.	30,001	850,828
tw telecom, Inc. *	58,600	1,157,350
United States Cellular Corp. *	4,000	176,760
Verizon Communications, Inc.	1,003,357	35,408,469
Windstream Corp.	171,148	2,089,717

		132,059,396

Transportation 2.0%
Alaska Air Group, Inc. *	13,100	800,672
AMR Corp. *	118,351	501,808
C.H. Robinson Worldwide, Inc.	58,948	4,262,530
CSX Corp.	392,226	9,636,993
Delta Air Lines, Inc. *	280,000	2,209,200
Expeditors International of Washington, Inc.	75,398	3,597,992
FedEx Corp.	111,728	9,706,929
Genesee & Wyoming, Inc., Class A *	14,700	809,088
Hertz Global Holdings, Inc. *	92,200	1,297,254
J.B. Hunt Transport Services, Inc.	28,491	1,288,933
Kansas City Southern *	37,600	2,231,560
Kirby Corp. *	21,100	1,230,552
Norfolk Southern Corp.	126,186	9,552,280
Ryder System, Inc.	16,964	955,412
Southwest Airlines Co.	265,188	2,641,272
Union Pacific Corp.	173,262	17,755,890
United Continental Holdings, Inc. *	112,582	2,039,986
United Parcel Service, Inc., Class B	348,635	24,132,515
UTI Worldwide, Inc.	36,100	583,737

		95,234,603

Utilities 3.5%
AGL Resources, Inc.	30,300	1,236,240
Alliant Energy Corp.	37,400	1,473,934
Ameren Corp.	83,085	2,394,510
American Electric Power Co., Inc.	170,471	6,283,561
American Water Works Co., Inc.	62,100	1,738,800
Aqua America, Inc.	53,434	1,130,129
Atmos Energy Corp.	28,918	966,729
Calpine Corp. *	133,400	2,167,750
CenterPoint Energy, Inc.	153,011	2,995,955
CMS Energy Corp.	90,033	1,723,232
Consolidated Edison, Inc.	103,106	5,423,376
Constellation Energy Group, Inc.	70,941	2,754,639
Dominion Resources, Inc.	203,008	9,835,738
DPL, Inc.	46,861	1,417,545
DTE Energy Co.	59,397	2,960,346
Duke Energy Corp.	470,193	8,745,590

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

	Number	Value
Security	of Shares	($)
Edison International	115,654	4,402,948
Entergy Corp.	64,262	4,292,702
Exelon Corp.	234,776	10,346,578
FirstEnergy Corp.	146,291	6,531,893
GenOn Energy, Inc. *	271,855	1,057,516
Great Plains Energy, Inc.	48,100	970,177
Hawaiian Electric Industries, Inc.	37,748	883,303
Integrys Energy Group, Inc.	29,955	1,504,040
ITC Holdings Corp.	16,200	1,138,212
MDU Resources Group, Inc.	62,317	1,343,554
National Fuel Gas Co.	28,047	2,030,042
NextEra Energy, Inc.	147,608	8,155,342
Nicor, Inc.	18,000	984,600
NiSource, Inc.	95,180	1,915,973
Northeast Utilities	60,814	2,067,676
NRG Energy, Inc. *	82,930	2,033,444
NSTAR	36,412	1,614,144
NV Energy, Inc.	92,000	1,365,280
OGE Energy Corp.	32,780	1,640,311
ONEOK, Inc.	37,262	2,712,301
Pepco Holdings, Inc.	76,274	1,424,798
PG&E Corp.	139,137	5,764,446
Piedmont Natural Gas Co., Inc.	27,000	787,590
Pinnacle West Capital Corp.	39,687	1,680,744
PPL Corp.	171,561	4,786,552
Progress Energy, Inc.	103,985	4,860,259
Public Service Enterprise Group, Inc.	179,572	5,880,983
Questar Corp.	68,320	1,259,138
SCANA Corp.	37,731	1,478,678
Sempra Energy	85,178	4,317,673
Southern Co.	297,718	11,771,770
TECO Energy, Inc.	70,817	1,312,239
The AES Corp. *	235,002	2,892,875
UGI Corp.	41,148	1,246,784
Vectren Corp.	31,800	839,838
Westar Energy, Inc.	42,700	1,102,087
Wisconsin Energy Corp.	83,036	2,545,053
Xcel Energy, Inc.	163,309	3,919,416

		168,109,033

Total Common Stock
(Cost $2,115,436,263)		4,755,206,024

End of Investments.

Collateral Invested for Securities on Loan 0.1% of net assets

State Street Navigator Security Lending Prime Portfolio	6,359,405	6,359,405

Total Collateral Invested for Securities on Loan
(Cost $6,359,405)		6,359,405

End of Collateral Invested for Securities on Loan

At 07/31/11 tax basis cost of the fund’s investments was $2,092,545,703 and the unrealized appreciation and depreciation were $2,769,596,068 and ($106,935,747), respectively, with a net unrealized appreciation of $2,662,660,321.

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s adviser.
(b)	All or a portion of this security is on loan.

REIT —	Real Estate Investment Trust

Various inputs are used in determining the value of the fund’s investments. The fair value measurements and disclosures establish a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. The fund does not adjust the quoted price for such investments, even in situations where the fund holds a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumption in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value

 Schwab 1000 Index Fund

Portfolio Holdings (Unaudited) continued

of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of July 31, 2011:

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stock(a)	$4,755,206,024	$—	$—	$4,755,206,024

Total	$4,755,206,024	$—	$—	$4,755,206,024

Other Financial Instruments
Collateral Invested for Securities on Loan	$6,359,405	$—	$—	$6,359,405

(a)	As categorized in Portfolio Holdings.

REG46851JUL11

Item 2. Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.
(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Schwab Investments — Schwab 1000 Index Fund

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	09/26/2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	09/26/2011

By:	/s/ George Pereira
George Pereira
Principal Financial Officer

Date:	09/22/2011